Exhibit 99.08

Client Name:	Bank of America Corporation
Client Project Name:	OBX 2021-J1
Start - End Dates:	11/2020 - 3/2021
Deal Loan Count:	122

Conditions Report 2.0

Loans with Conditions:	103

0 - Total Active Conditions

293 - Total Satisfied Conditions

184 - Credit Review Scope
7 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Application
5 - Category: Assets
7 - Category: Credit/Mtg History
10 - Category: DTI
2 - Category: General Credit
48 - Category: HMDA
42 - Category: Income/Employment
8 - Category: Insurance
17 - Category: Legal Documents
26 - Category: Terms/Guidelines
8 - Category: Title
38 - Property Valuations Review Scope
25 - Category: Appraisal
12 - Category: FEMA
1 - Category: Property
71 - Compliance Review Scope
33 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Borrower's Interest
2 - Category: Compliance Manual
1 - Category: Documentation
1 - Category: RESPA
7 - Category: Right of Rescission
6 - Category: State Consumer Protection
17 - Category: TILA/RESPA Integrated Disclosure
21 - Total Waived Conditions

1 - Property Valuations Review Scope
1 - Category: FEMA
20 - Compliance Review Scope
3 - Category: Borrower's Interest
1 - Category: Federal Consumer Protection
13 - Category: Right of Rescission
3 - Category: State Consumer Protection

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